Appendix II - Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting
Revenues from external customers	€ 4,933,118	€ 5,340,038	€ 5,098,691
Profit/(Loss) for the segment	595,064	996,132	1,131,365
Finance result	(277,799)	(177,669)	(274,724)
Share of profit/(loss) of equity- accounted investee	33,188	60,166	(39,538)
Income tax expense (note 28)	(85,126)	(169,639)	(168,459)
Consolidated profit for the year	265,327	708,990	648,644
Investment in equity-accounted investees (note 11)	1,999,776	1,869,020	114,472	€ 226,905
Assets	19,233,835	15,274,776	15,542,611
Liabilities	11,916,737	8,554,721	8,696,843
Other information:
Amortisation and depreciation	359,767	321,533	302,455
Additions for the year of property, plant & equipment, intangible assets and rights of use	467,694	454,369	1,175,072
Operating Segments
Segment Reporting
Revenues from external customers	4,933,118	5,340,038	5,098,691
Total operating income	4,933,118	5,340,038	5,098,691
Profit/(Loss) for the segment	780,396	1,179,818	1,300,801
Segment assets	13,816,223	12,212,911	12,638,606
Investment in equity-accounted investees (note 11)	1,999,776	1,869,020	114,473
Liabilities	2,146,194	1,869,425	1,938,462
Other information:
Amortisation and depreciation	338,662	301,249	282,807
Expenses that do not require cash payments	33,919	15,175	20,755
Additions for the year of property, plant & equipment, intangible assets and rights of use	412,314	347,191	1,101,528
Unallocated
Segment Reporting
Profit/(Loss) for the segment	(185,332)	(183,686)	(169,436)
Assets	3,417,836	1,192,845	2,789,532
Liabilities	9,770,543	6,685,296	6,758,381
Other information:
Amortisation and depreciation	21,105	20,284	19,648
Expenses that do not require cash payments	4,991	4,924	2,416
Additions for the year of property, plant & equipment, intangible assets and rights of use	55,380	107,178	73,544
Intersegments
Segment Reporting
Revenues from external customers	(67,548)	(53,107)	(52,176)
Total operating income	(67,548)	(53,107)	(52,176)
Profit/(Loss) for the segment	(10,896)	4,428	(3,094)
Segment assets	(39,963)	(26,773)	(32,892)
Bioscience | Operating Segments
Segment Reporting
Revenues from external customers	3,814,983	4,242,502	3,993,462
Total operating income	3,814,983	4,242,502	3,993,462
Profit/(Loss) for the segment	658,691	949,989	1,079,216
Segment assets	9,467,378	7,975,667	8,416,922
Investment in equity-accounted investees (note 11)	31,847		10,368
Liabilities	1,521,634	1,222,664	1,371,352
Other information:
Amortisation and depreciation	228,114	201,087	196,335
Expenses that do not require cash payments	26,051	38,955	43,524
Additions for the year of property, plant & equipment, intangible assets and rights of use	349,890	289,062	868,103
Hospital | Operating Segments
Segment Reporting
Revenues from external customers	141,190	118,675	134,441
Total operating income	141,190	118,675	134,441
Profit/(Loss) for the segment	(7,735)	(12,504)	(8,674)
Segment assets	269,487	257,360	274,250
Liabilities	38,654	32,179	53,441
Other information:
Amortisation and depreciation	12,065	12,443	11,686
Expenses that do not require cash payments	3,349	529	(289)
Additions for the year of property, plant & equipment, intangible assets and rights of use	12,616	11,548	62,298
Diagnostic
Segment Reporting
Share of profit/(loss) of equity- accounted investee			(19,794)
Diagnostic | Operating Segments
Segment Reporting
Revenues from external customers	779,108	775,889	733,604
Total operating income	779,108	775,889	733,604
Profit/(Loss) for the segment	152,948	215,793	215,828
Segment assets	3,513,991	3,371,125	3,676,011
Liabilities	397,869	372,461	351,799
Other information:
Amortisation and depreciation	88,557	63,053	52,224
Expenses that do not require cash payments	4,446	(21,335)	(22,873)
Additions for the year of property, plant & equipment, intangible assets and rights of use	19,991	34,516	103,911
Bio supplies. | Operating Segments
Segment Reporting
Revenues from external customers	225,765	224,090	266,540
Total operating income	225,765	224,090	266,540
Profit/(Loss) for the segment	45,990	19,871	16,246
Segment assets	47,446	251,551	226,814
Investment in equity-accounted investees (note 11)	53,264	46,782	49,922
Liabilities	27,596	120,787	126,289
Other information:
Amortisation and depreciation	2,948	21,846	20,415
Expenses that do not require cash payments	73	3	393
Additions for the year of property, plant & equipment, intangible assets and rights of use	13,836	10,915	65,448
Others
Segment Reporting
Share of profit/(loss) of equity- accounted investee	33,188	60,166	(19,744)
Others | Operating Segments
Segment Reporting
Revenues from external customers	39,620	31,989	22,820
Total operating income	39,620	31,989	22,820
Profit/(Loss) for the segment	(58,602)	2,241	1,279
Segment assets	557,884	383,981	77,501
Investment in equity-accounted investees (note 11)	1,914,665	1,822,238	54,183
Liabilities	160,441	121,334	35,581
Other information:
Amortisation and depreciation	6,978	2,820	2,147
Expenses that do not require cash payments		(2,977)
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 15,981	€ 1,150	€ 1,768